Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Net Income per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net income attributable to Baidu, Inc.	$ 2,125,372	13,187,069	10,518,966	10,456,028
Accretion of the redeemable noncontrolling interests	(8,493)	(52,683)	(31,799)	(22,143)
Numerator for EPS computation	$ 2,116,879	13,134,386	10,487,167	10,433,885